Investment in Direct Financing Leases (Minimum Lease Payments Receivable Due in Each of Next Five Years and Thereafter) (Detail) ¥ in Millions	Mar. 31, 2019 JPY (¥)
Leases [Abstract]
2020	¥ 457,752
2021	304,985
2022	207,918
2023	123,066
2024	69,670
Thereafter	88,240
Total	¥ 1,251,631